S000050632 [Member] Investment Objectives and Goals - Bridge Builder Municipal Bond Fund	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Bridge Builder Municipal Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Bridge Builder Municipal Bond Fund (the “Fund” or the “Municipal Bond Fund”) is to provide current income exempt from federal tax,
Objective, Secondary [Text Block]	with a secondary goal of preservation of investment principal.